UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2007

Item 1. Reports to Stockholders

Fidelity® Massachusetts
Municipal Income Fund

Fidelity Massachusetts AMT
Tax-Free Money Market Fund

Fidelity Massachusetts Municipal
Money Market Fund

Annual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Massachusetts Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts AMT Tax-Free Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Fidelity Massachusetts Municipal Income Fund
Actual	$ 1,000.00	$ 1,032.10	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35
Fidelity Massachusetts AMT Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,016.30	$ 2.03**
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 2.04
Fidelity Massachusetts Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.70	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Massachusetts Municipal Income Fund	.46%
Fidelity Massachusetts AMT Tax-Free Money Market Fund	.40%**
Fidelity Massachusetts Municipal Money Market Fund	.51%

** If fees, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .30% and the expenses paid in the actual and hypothetical examples above would have been $1.53 and $1.53, respectively.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® MA Municipal Income Fund	4.17%	5.12%	5.57%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Massachusetts Municipal Income Fund on January 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Massachusetts Municipal Income Fund

Growing investor demand and a strong mid- to late-period rally helped municipal bonds post solid returns and take their place as one of the best performing investment-grade debt classes for the year ending January 31, 2007. Throughout much of the first half of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates to return them to a more neutral level and fend off inflation. Beginning in mid-summer 2006, however, munis rebounded amid hopes that the Fed would pause its rate hike campaign. The central bank left rates unchanged at its August, September, October, December and January Open Market Committee meetings. Demand - amplified by non-traditional investors such as hedge funds - increased substantially, as investors sought out munis for their attractive after-tax yields. Investors also were drawn to the relatively steep muni yield curve - meaning long-term rates were higher than short rates - and the opportunity to lock in attractive long-term yields. Bond markets sold off coming into 2007, precipitated by stronger-than-expected economic data that prompted investors to scale back their interest-rate-cut expectations. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of nearly 40,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.29%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 4.28%.

During the past year, the fund gained 4.17% and the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index gained 4.18%. The Massachusetts muni market performed roughly in line with the national municipal bond market average. Aiding the fund's performance relative to the index was its overweighting in bonds that were prerefunded during the period, a process that helped boost the bonds' returns. My overweighting in hospital bonds and longer-term securities in general also helped, thanks largely to investors' search for high-yielding securities. My underweighting in housing bonds worked out well. They lagged other sectors after accounting for differences in duration - meaning the sector's sensitivity to interest rate changes - due to prepayment concerns. In contrast, my overweighting in premium bonds - which trade above their face value - and underweighting in discount securities - which trade below their face value - detracted from returns, because premiums underperformed discount bonds. I kept the fund's duration in line with the index, a strategy that had no meaningful impact on relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	18.8	23.8
Escrowed/Pre-Refunded	16.7	8.5
Special Tax	16.2	15.4
Transportation	14.7	15.3
Education	12.8	10.8
Average Years to Maturity as of January 31, 2007
		6 months ago
Years	14.2	14.9
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of January 31, 2007
6 months ago
Years	6.7	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2007	As of July 31, 2006
AAA 71.2%	AAA 64.5%
AA,A 26.5%	AA,A 30.1%
BBB 1.1%	BBB 1.3%
BB and Below 1.1%	BB and Below 1.1%
Not Rated 0.8%	Not Rated 1.0%
Short-Term Investments and Net Other Assets* (0.7)%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
*Short-term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Investments January 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 100.7%
	Principal Amount	Value (Note 1)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 2,115,000	$ 2,257,043
Massachusetts - 97.5%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,413,477
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,390,491
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,076,727
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,169,287
5% 8/1/17 (MBIA Insured)	7,990,000	8,356,182
5% 8/1/18 (MBIA Insured)	6,200,000	6,505,908
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,400,555
5.75% 11/1/13	1,975,000	2,097,529
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,104,796
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,571,362
5% 6/15/19 (FSA Insured)	1,535,000	1,632,212
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,588,223
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,113,312
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,491,896
5% 5/15/19 (AMBAC Insured)	1,000,000	1,069,670
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,420,090
6% 6/1/15	2,545,000	2,735,544
6% 6/1/16	3,015,000	3,237,809
6% 6/1/17	3,195,000	3,429,034
6% 6/1/18	3,390,000	3,635,029
6% 6/1/19	3,590,000	3,847,152
6% 6/1/20	3,785,000	4,054,908
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,418,182
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,077,740
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,467,768
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,518,626
5% 12/15/19 (MBIA Insured)	1,310,000	1,402,827
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,273,721
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,395,138
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,509,971
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	$ 2,055,000	$ 2,193,137
5% 6/1/19 (MBIA Insured)	1,560,000	1,661,462
5% 12/1/32 (MBIA Insured)	2,000,000	2,087,900
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,609,328
5% 8/15/20	1,465,000	1,565,294
Martha's Vineyard Land Bank Rev.:
5% 5/1/18 (AMBAC Insured)	2,070,000	2,235,165
5% 5/1/34 (AMBAC Insured)	1,000,000	1,045,620
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,671,370
Series 2000 A, 5.25% 7/1/30	17,665,000	18,440,847
Series A:
5% 7/1/31 (Pre-Refunded to 7/1/15 @ 100) (d)	18,000,000	19,460,340
5.5% 3/1/12	4,350,000	4,563,150
5.75% 7/1/15	85,000	90,329
5.75% 7/1/18	330,000	349,820
7% 3/1/21	1,500,000	1,829,040
Series B, 6.2% 3/1/16	27,525,000	31,120,316
Series C, 5% 3/1/24 (Pre-Refunded to 3/1/07 @ 101) (d)	17,950,000	18,146,732
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series C, 5.25% 7/1/19	4,430,000	4,935,064
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,730,640
Sr. Series C:
5.25% 7/1/21	4,000,000	4,491,880
5.25% 7/1/23	3,950,000	4,463,145
5.25% 7/1/32	7,745,000	8,901,406
Massachusetts College Bldg. Auth. Proj. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,166,085
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,343,232
5% 5/1/18 (MBIA Insured)	2,270,000	2,405,451
5% 5/1/31 (AMBAC Insured)	5,000,000	5,275,900
5% 5/1/43 (MBIA Insured)	11,410,000	11,836,848
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,222,740
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,175,693
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,388,680
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,867,761
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,098,188
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,833,535
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev.: - continued
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,100,000	$ 1,226,269
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,062,779
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
5% 1/1/14	1,500,000	1,586,895
5% 1/1/17	1,250,000	1,335,538
5% 1/1/19	2,000,000	2,125,160
5% 1/1/20	3,000,000	3,182,730
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,508,300
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,986,234
5.25% 7/1/31	11,785,000	12,388,746
5.5% 7/1/14	750,000	799,365
5.5% 7/1/15	910,000	969,514
5.5% 7/1/16	590,000	627,607
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,241,299
5.5% 10/1/28	5,660,000	5,663,226
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (b)(c)	10,250,000	10,870,023
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.4% 7/1/07 (AMBAC Insured) (c)	2,410,000	2,409,301
4.55% 7/1/09 (AMBAC Insured) (c)	765,000	765,145
4.65% 7/1/10 (AMBAC Insured) (c)	1,825,000	1,831,205
4.75% 7/1/11 (AMBAC Insured) (c)	3,140,000	3,154,318
4.8% 7/1/12 (AMBAC Insured) (c)	815,000	823,052
4.95% 7/1/14 (AMBAC Insured) (c)	1,535,000	1,563,275
5% 7/1/15 (AMBAC Insured) (c)	725,000	740,421
Issue G, 5% 12/1/11 (MBIA Insured) (c)	1,485,000	1,498,172
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (c)	970,000	970,728
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (c)	1,305,000	1,306,279
4.9% 12/1/11 (AMBAC Insured) (c)	1,870,000	1,887,522
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	$ 1,455,000	$ 1,027,012
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (d)	3,050,000	3,160,380
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (d)	7,320,000	7,584,911
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	8,310,000	8,647,718
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (d)	5,820,000	6,017,647
Series 2000 A:
5.75% 6/15/11	13,660,000	14,561,970
5.75% 12/15/11	9,510,000	10,123,966
5.75% 6/15/12	5,000,000	5,311,750
5.75% 6/15/13	8,000,000	8,543,040
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (d)	5,035,000	5,369,324
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	660,000	682,414
Massachusetts Gen. Oblig.:
Series 06D:
5% 8/1/19	4,250,000	4,551,623
5% 8/1/20	4,000,000	4,277,360
5% 8/1/26 (Pre-Refunded to 8/1/16 @ 100) (d)	4,610,000	5,008,949
Series 1992 D:
6% 5/1/08	1,835,000	1,844,689
6% 5/1/08 (Escrowed to Maturity) (d)	685,000	697,008
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to 10/1/10 @ 100) (d)	1,720,000	1,818,831
Series 2001 A, 5% 1/1/21 (Pre-Refunded to 1/1/11 @ 100) (d)	21,955,000	22,894,015
Series 2001 D:
5.5% 11/1/18	2,000,000	2,260,680
5.5% 11/1/20	1,000,000	1,141,350
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (d)	2,650,000	2,853,441
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	7,982,030
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,596,700
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	4,850,000	5,213,217
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2005 A:
5% 3/1/19	$ 1,295,000	$ 1,375,316
5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100) (d)	15,420,000	16,628,774
5% 3/1/25 (Pre-Refunded to 3/1/15 @ 100) (d)	35,405,000	38,180,398
Series 2005 C, 5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100) (d)	26,835,000	29,048,888
Series 6D, 5% 8/1/22	8,700,000	9,303,258
Series A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,344,150
5% 3/1/18 (FSA Insured)	15,000,000	16,079,100
5% 3/1/21 (Pre-Refunded to 3/1/15 @ 100) (d)	4,135,000	4,459,143
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,795,000	1,921,278
Series D:
5% 8/1/21	5,750,000	6,144,048
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,097,958
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	4,800,000	5,166,432
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	240,000	258,322
5.5% 10/1/18	6,000,000	6,777,780
Series E, 5% 11/1/24 (AMBAC Insured)	25,300,000	27,027,737
5.25% 9/1/20 (FSA Insured)	4,255,000	4,765,047
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	4,315,000	4,631,246
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	745,937
5.25% 9/1/22 (FSA Insured)	15,000,000	16,915,050
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,394,053
5.75% 7/1/18	1,300,000	1,378,429
5.75% 7/1/19	1,455,000	1,537,775
5.75% 7/1/20	500,000	527,465
5.75% 7/1/33	3,000,000	3,180,990
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	12,270,000	12,298,712
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,870,517
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,444,674
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,569,850
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	39,135,000	41,112,492
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08	$ 2,000,000	$ 2,023,120
5.25% 7/1/09	2,540,000	2,581,123
5.25% 7/1/10	2,000,000	2,040,000
5.25% 7/1/11	3,025,000	3,083,836
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	12,905,000	13,665,879
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,487,155
Series K, 5.375% 7/1/17	6,805,000	7,594,788
Series L:
5% 7/1/18	4,315,000	4,698,690
5% 7/1/23	3,990,000	4,405,559
5.25% 7/1/33	14,000,000	16,184,000
(Med. Academic & Scientific Proj.) Series A, 6.625% 1/1/15	5,650,000	5,658,193
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,000,500
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,185,588
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,629,825
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,671,015
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,943,547
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,716,204
Series 2001 C, 5.75% 7/1/32	5,000,000	5,360,600
Series C, 5.75% 7/1/21	2,500,000	2,701,275
Series E:
5% 7/1/17	1,255,000	1,324,527
5% 7/1/19	1,390,000	1,460,598
Series F:
5% 7/1/17	1,410,000	1,503,539
5% 7/1/19	1,760,000	1,866,462
5% 7/1/20	2,350,000	2,490,436
5% 7/1/21	1,150,000	1,216,217
5% 7/1/22	1,855,000	1,959,121
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(South Shore Hosp. Proj.) Series F:
5.125% 7/1/08	$ 2,000,000	$ 2,032,580
5.25% 7/1/09	2,120,000	2,183,558
5.5% 7/1/12	2,165,000	2,262,425
5.625% 7/1/19	1,000,000	1,048,320
5.75% 7/1/29	4,350,000	4,564,368
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	5,000,000	5,263,100
Series J, 5.5% 8/15/17	500,000	563,920
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,058,220
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,085,561
5% 7/1/20	2,075,000	2,189,955
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,060,677
Series G, 5.5% 7/1/14	3,665,000	3,848,067
Series 2006 L:
5% 7/1/17	1,000,000	1,077,710
5% 7/1/18	1,000,000	1,074,460
5% 7/1/19	1,695,000	1,817,108
5% 7/1/20	2,410,000	2,579,712
5% 7/1/21	2,535,000	2,709,433
5% 7/1/36	9,205,000	9,691,484
Series C, 5% 8/15/30 (FGIC Insured)	5,190,000	5,424,380
5% 10/1/17 (FGIC Insured)	2,130,000	2,295,565
5% 10/1/18 (FGIC Insured)	1,985,000	2,132,724
5% 10/1/19 (FGIC Insured)	1,350,000	1,447,119
5% 10/1/20 (FGIC Insured)	2,465,000	2,638,265
6.55% 6/23/22 (AMBAC Insured)	17,250,000	17,805,105
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,917,028
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1998 A, 5.2% 12/1/08 (c)	1,300,000	1,323,647
Massachusetts Indl. Fin. Agcy. Rev.:
(Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	15,000,000	14,165,850
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,606,132
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	$ 8,000,000	$ 8,501,440
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,510,000	9,026,472
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	2,030,000	2,070,905
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,956,938
5.5% 7/1/17 (FSA Insured)	2,105,000	2,174,886
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	2,275,000	2,328,804
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,380,966
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,538,849
5% 7/1/18 (MBIA Insured)	2,000,000	2,103,880
5% 7/1/19 (MBIA Insured)	6,915,000	7,262,202
5% 7/1/20 (MBIA Insured)	2,505,000	2,627,895
5% 7/1/21 (AMBAC Insured)	5,010,000	5,316,712
5% 7/1/21 (MBIA Insured)	3,000,000	3,145,470
5% 7/1/22 (MBIA Insured)	2,000,000	2,095,840
5% 7/1/35 (AMBAC Insured)	10,000,000	10,496,200
5.125% 7/1/16 (FSA Insured)	3,000,000	3,115,050
5.125% 7/1/17 (FSA Insured)	3,000,000	3,113,640
Series B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	11,980,759
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	5,742,385
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,172,520
5.625% 7/1/12 (Escrowed to Maturity) (d)	1,210,000	1,272,363
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (c)	10,395,000	10,984,293
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	7,399,703
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	6,364,529
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	5,261,250
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,257,600
5.5% 1/1/17 (AMBAC Insured) (c)	6,470,000	6,793,759
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,291,420
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,237,350
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/22 (FSA Insured)	$ 5,540,000	$ 5,887,524
5% 8/15/23 (FSA Insured)	6,000,000	6,363,060
5% 8/15/24 (FSA Insured)	7,100,000	7,519,184
5% 8/15/25 (FSA Insured)	2,350,000	2,483,551
5% 8/15/27 (MBIA Insured)	10,000,000	10,546,300
5% 8/15/30 (FSA Insured)	88,900,000	93,561,897
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,886,505
5.5% 1/1/28 (FGIC Insured)	1,000,000	1,168,920
5.5% 1/1/34 (FGIC Insured)	9,000,000	10,724,220
Massachusetts Spl. Oblig. Rev.:
(Consolidated Ln. Prog.) Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,124,280
5.5% 6/1/16 (FSA Insured)	3,000,000	3,357,030
5.5% 6/1/18 (FSA Insured)	9,740,000	11,021,297
5.5% 6/1/19 (FSA Insured)	10,000,000	11,374,300
Series A:
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,301,205
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,819,905
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,650,290
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,070,979
5.25% 1/1/29 (AMBAC Insured)	45,615,000	47,038,644
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,291,324
0% 1/1/28 (MBIA Insured)	5,130,000	1,982,489
0% 1/1/29 (MBIA Insured)	33,195,000	12,231,362
5% 1/1/37 (MBIA Insured)	24,480,000	24,967,642
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,532,868
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	2,059,260
0% 1/1/17 (MBIA Insured)	7,705,000	5,040,688
0% 1/1/18 (MBIA Insured)	2,025,000	1,262,466
0% 1/1/19 (MBIA Insured)	13,815,000	8,218,820
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	15,510,000	16,274,333
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,808,953
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 10, 5.25% 8/1/15	$ 2,435,000	$ 2,643,412
Series 2004 A:
5.25% 2/1/16	6,110,000	6,701,204
5.25% 2/1/17	6,435,000	7,092,014
5.25% 2/1/18	6,300,000	6,971,076
5.25% 2/1/22	1,170,000	1,322,369
5.25% 8/1/22	6,525,000	7,387,083
5.25% 2/1/23	1,390,000	1,576,121
5.25% 2/1/24	1,170,000	1,331,940
5.25% 8/1/24	3,780,000	4,318,839
Series 3, 5.4% 2/1/10	300,000	303,423
Series 4, 5.125% 8/1/14	70,000	71,910
Series 5, 5.25% 8/1/15	75,000	78,024
Series 6:
5.25% 8/1/19	30,000	31,551
5.5% 8/1/30	17,580,000	18,589,619
5.625% 8/1/14	115,000	122,805
5.625% 8/1/15	25,000	26,680
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (d)	975,000	1,042,821
5.625% 8/1/16	485,000	517,097
Series 7:
5.25% 2/1/16	4,495,000	4,731,302
5.25% 2/1/17	2,795,000	2,943,107
Series 8:
5% 8/1/17	110,000	115,372
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (d)	5,540,000	5,860,932
5% 8/1/20	105,000	110,339
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (d)	5,395,000	5,707,532
Series A, 5.25% 8/1/16	21,700,000	23,896,257
Series 10:
5% 8/1/22	305,000	323,959
5% 8/1/22 (Pre-Refunded to 8/1/14 @ 100) (d)	5,695,000	6,125,257
5% 8/1/34	150,000	156,662
5% 8/1/34 (Pre-Refunded to 8/1/14 @ 100) (d)	905,000	973,373
Series 12:
5% 8/1/19	13,995,000	15,010,897
5% 8/1/20	7,000,000	7,496,790
Series 9, 5.25% 8/1/33	595,000	635,383
5.25% 8/1/33 (Pre-Refunded to 8/1/13 @ 100) (d)	2,580,000	2,793,340
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	$ 50,000	$ 50,056
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,027,758
5.25% 8/1/12	565,000	582,170
5.25% 8/1/13	330,000	339,933
5.45% 2/1/13 (Escrowed to Maturity) (d)	1,960,000	2,056,020
Massachusetts Wtr. Resources Auth.:
Series A:
5% 8/1/23 (FSA Insured) (a)	2,000,000	2,137,860
5% 8/1/25 (FSA Insured) (a)	2,000,000	2,131,120
5% 8/1/26 (FSA Insured) (a)	2,000,000	2,127,760
5% 8/1/27 (FSA Insured) (a)	2,000,000	2,124,400
5% 8/1/28 (FSA Insured) (a)	2,000,000	2,122,720
5.25% 8/1/21 (MBIA Insured)	12,645,000	13,863,219
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,826,920
6.5% 7/15/19 (Escrowed to Maturity) (d)	21,960,000	25,951,669
Series B:
5.125% 8/1/27 (MBIA Insured)	6,960,000	7,301,945
5.5% 8/1/15 (FSA Insured)	1,500,000	1,656,060
5.5% 8/1/16 (FSA Insured)	1,425,000	1,597,169
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,542,767
Series J:
5% 8/1/42	8,160,000	8,436,624
5.5% 8/1/20 (FSA Insured)	1,000,000	1,139,490
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,124,276
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,115,959
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,086,510
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,277,749
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,508,747
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,094,440
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,195,293
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,329,848
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,081,840
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,209,928
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,088,665
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	$ 1,170,000	$ 1,259,189
5% 9/1/18 (AMBAC Insured)	1,090,000	1,170,050
5% 9/1/19 (AMBAC Insured)	1,085,000	1,162,241
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,219,448
5% 3/15/21 (MBIA Insured)	2,190,000	2,311,808
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,060,280
5.75% 6/15/14 (MBIA Insured)	2,515,000	2,664,995
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,347,154
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,620,313
5% 1/15/20 (FGIC Insured)	1,350,000	1,429,448
Springfield Gen. Oblig.:
5% 8/1/15 (FSA Insured) (a)	1,000,000	1,075,850
5% 8/1/16 (FSA Insured) (a)	8,000,000	8,639,600
5% 8/1/17 (FSA Insured) (a)	5,000,000	5,415,950
5% 8/1/18 (FSA Insured) (a)	7,210,000	7,761,998
5% 8/1/22 (MBIA Insured)	3,610,000	3,827,647
5% 8/1/23 (MBIA Insured)	2,050,000	2,170,581
5.25% 1/15/16 (Pre-Refunded to 1/15/13 @ 100) (d)	2,195,000	2,347,223
5.25% 1/15/17 (Pre-Refunded to 1/15/13 @ 100) (d)	1,510,000	1,615,534
5.25% 1/15/18 (Pre-Refunded to 1/15/13 @ 100) (d)	1,000,000	1,070,440
5.25% 1/15/21 (Pre-Refunded to 1/15/13 @ 100) (d)	4,600,000	4,931,568
5.375% 8/1/17 (Pre-Refunded to 8/1/11 @ 101) (d)	1,875,000	2,000,438
5.5% 8/1/16 (Pre-Refunded to 8/1/11 @ 101) (d)	1,000,000	1,072,850
5.75% 8/1/14 (FSA Insured) (a)	4,000,000	4,476,560
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2004 A, 5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (d)	1,000,000	1,102,570
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,429,706
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (d)	4,860,000	5,358,490
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,525,654
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	$ 1,465,000	$ 1,555,083
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,374,513
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,064,960
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,145,949
		1,798,736,352
Puerto Rico - 3.0%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2006A, 2.205% 7/1/21 (FGIC Insured) (b)	5,400,000	5,327,694
Series A:
5.25% 7/1/18	3,500,000	3,712,450
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,679,325
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,800,000	1,912,302
Series Y, 5.5% 7/1/36 (MBIA Insured)	2,425,000	2,709,719
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,297,510
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,960,933
Series L, 5.25% 7/1/41 (CIFG North America Insured)	3,010,000	3,508,938
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	14,045,000	14,910,032
Series C, 5.5% 7/1/25 (AMBAC Insured)	7,500,000	8,783,250
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	3,230,000	3,407,650
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	2,500,000	2,619,300
		54,829,103
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	835,035
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Rev. Series A: - continued
5% 10/1/13	$ 700,000	$ 734,258
5.25% 10/1/16	750,000	799,035
		2,368,328
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,812,474,690)	1,858,190,826
NET OTHER ASSETS - (0.7)%	(13,130,048)
NET ASSETS - 100%	$ 1,845,060,778
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	18.8%
Escrowed/Pre-Refunded	16.7%
Special Tax	16.2%
Transportation	14.7%
Education	12.8%
Water & Sewer	10.5%
Health Care	6.9%
Others* (individually less than 5%)	3.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,812,474,690)		$ 1,858,190,826
Cash		11,738,577
Receivable for fund shares sold		1,796,713
Interest receivable		20,931,755
Prepaid expenses		8,154
Other receivables		73,704
Total assets		1,892,739,729

Liabilities
Payable for investments purchased Regular delivery	$ 6,023,821
Delayed delivery	38,077,947
Payable for fund shares redeemed	852,572
Distributions payable	1,838,932
Accrued management fee	565,009
Other affiliated payables	270,652
Other payables and accrued expenses	50,018
Total liabilities		47,678,951

Net Assets		$ 1,845,060,778
Net Assets consist of:
Paid in capital		$ 1,796,909,119
Undistributed net investment income		365,005
Accumulated undistributed net realized gain (loss) on investments		2,070,518
Net unrealized appreciation (depreciation) on investments		45,716,136
Net Assets, for 155,870,416 shares outstanding		$ 1,845,060,778
Net Asset Value, offering price and redemption price per share ($1,845,060,778 ÷ 155,870,416 shares)		$ 11.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

		Year ended January 31, 2007

Investment Income
Interest		$ 82,795,868

Expenses
Management fee	$ 6,759,822
Transfer agent fees	1,262,067
Accounting fees and expenses	325,382
Custodian fees and expenses	27,967
Independent trustees' compensation	6,780
Registration fees	20,200
Audit	60,505
Legal	10,703
Miscellaneous	88,344
Total expenses before reductions	8,561,770
Expense reductions	(560,908)	8,000,862
Net investment income		74,795,006
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,011,299
Futures contracts	(187,150)
Total net realized gain (loss)		6,824,149
Change in net unrealized appreciation (depreciation) on investment securities		(7,965,271)
Net gain (loss)		(1,141,122)
Net increase (decrease) in net assets resulting from operations		$ 73,653,884

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2007	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 74,795,006	$ 74,987,148
Net realized gain (loss)	6,824,149	26,363,702
Change in net unrealized appreciation (depreciation)	(7,965,271)	(52,158,641)
Net increase (decrease) in net assets resulting from operations	73,653,884	49,192,209
Distributions to shareholders from net investment income	(73,900,905)	(75,076,272)
Distributions to shareholders from net realized gain	(5,580,754)	(24,660,494)
Total distributions	(79,481,659)	(99,736,766)
Share transactions Proceeds from sales of shares	337,892,247	344,150,228
Reinvestment of distributions	57,327,195	71,978,038
Cost of shares redeemed	(394,435,017)	(291,286,184)
Net increase (decrease) in net assets resulting from share transactions	784,425	124,842,082
Redemption fees	19,206	13,266
Total increase (decrease) in net assets	(5,024,144)	74,310,791

Net Assets
Beginning of period	1,850,084,922	1,775,774,131
End of period (including undistributed net investment income of $365,005 and distributions in excess of net investment income of $327,502, respectively)	$ 1,845,060,778	$ 1,850,084,922
Other Information Shares
Sold	28,561,187	28,505,409
Issued in reinvestment of distributions	4,839,639	5,996,208
Redeemed	(33,400,044)	(24,209,445)
Net increase (decrease)	782	10,292,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 12.20	$ 12.30	$ 12.22	$ 11.94
Income from Investment Operations
Net investment income B	.484	.497	.519	.523	.535
Net realized and unrealized gain (loss)	-	(.169)	.051	.244	.343
Total from investment operations	.484	.328	.570	.767	.878
Distributions from net investment income	(.478)	(.498)	(.521)	(.526)	(.531)
Distributions from net realized gain	(.036)	(.160)	(.149)	(.161)	(.067)
Total distributions	(.514)	(.658)	(.670)	(.687)	(.598)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.84	$ 11.87	$ 12.20	$ 12.30	$ 12.22
Total Return A	4.17%	2.76%	4.80%	6.43%	7.51%
Ratios to Average Net Assets C
Expenses before reductions	.47%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.44%	.44%	.46%	.47%	.46%
Net investment income	4.09%	4.11%	4.27%	4.25%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,845,061	$ 1,850,085	$ 1,775,774	$ 1,851,994	$ 1,988,509
Portfolio turnover rate	14%	21%	22%	14%	15%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/07	% of fund's investments 7/31/06	% of fund's investments 1/31/06
0 - 30	92.7	92.8	85.9
31 - 90	3.8	2.9	5.8
91 - 180	0.5	2.5	5.7
181 - 397	3.0	1.8	2.6
Weighted Average Maturity
	1/31/07	7/31/06	1/31/06
Fidelity Massachusetts AMT Tax-Free Money Market Fund	17 Days	15 Days	24 Days
Massachusetts Tax-Free Money Market Funds Average*	18 Days	15 Days	24 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2007	As of July 31, 2006
Variable Rate Demand Notes (VRDNs) 89.8%	Variable Rate Demand Notes (VRDNs) 85.9%
Commercial Paper (including CP Mode) 3.0%	Commercial Paper (including CP Mode) 5.9%
Tender Bonds 0.6%	Tender Bonds 1.3%
Municipal Notes 2.2%	Municipal Notes 3.0%
Fidelity Tax-Free Cash Central Fund 0.0%	Fidelity Tax-Free Cash Central Fund 1.5%
Other Investments 1.6%	Other Investments 1.3%
Net Other Assets 2.8%	Net Other Assets 1.1%

Current and Historical Seven-Day Yields

	1/29/07	10/30/06	7/31/06	5/1/06	1/30/06
Fidelity Massachusestts AMT Tax-Free Money Market Fund	3.23%	3.17%	3.27%	3.28%	2.69%
If Fidelity had not reimbursed certain fund expenses	3.21%	3.15%	3.25%	3.24%	2.67%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Investments January 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount	Value (Note 1)
Massachusetts - 91.5%
Amesbury BAN 4.5% 8/9/07	$ 5,600,000	$ 5,621,516
Bedford BAN 4.25% 5/24/07	7,685,000	7,696,419
Clipper Tax-Exempt Trust Participating VRDN 3.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	16,900,000	16,900,000
Eclipse Fdg. Trust Var States Participating VRDN:
Series Solar 05 03, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	10,610,000	10,610,000
Series Solar 06 108, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	9,360,000	9,360,000
Series Solar 07 001, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	4,200,000	4,200,000
Haverhill Gen. Oblig. BAN:
4.5% 9/28/07	2,400,000	2,413,647
4.5% 11/9/07	4,169,589	4,199,009
Macon Trust Pooled Variable Ctfs. Participating VRDN Series MACN 06 I, 3.64% (Liquidity Facility Bank of America NA) (b)(c)	10,890,000	10,890,000
Malden BAN 4% 12/14/07	5,000,000	5,014,626
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 3.66% (Liquidity Facility Citibank NA) (b)(c)	2,800,000	2,800,000
Series EGL 04 31, Class A, 3.66% (Liquidity Facility Citibank NA) (b)(c)	5,000,000	5,000,000
Series EGL 99 2101, 3.66% (Liquidity Facility Citibank NA) (b)(c)	4,645,000	4,645,000
Series Merlots 00 H, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,400,000	8,400,000
Series PT 2250, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,290,000	6,290,000
Series PT 3616, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	8,020,000	8,020,000
Series PT 3619, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	13,360,000	13,360,000
Series Putters 1062, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	12,170,000	12,170,000
Series TOC 04 D, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	2,200,000	2,200,000
Gen.Trans. Sys. 3.45% (Liquidity Facility WestLB AG), VRDN (b)	48,200,000	48,200,000
Series 1999, 3.56% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	21,505,000	21,505,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series Covers 06 02, 3.64% (Liquidity Facility Bank of New York, New York) (b)(c)	$ 10,925,000	$ 10,925,000
Series Merlots 06 B35, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(c)	7,800,000	7,800,000
Series PT 1580, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,430,000	9,430,000
Series PT 2459, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	8,680,000	8,680,000
Series PT 2581, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	46,760,000	46,760,000
Series PT 2625, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,800,000	5,800,000
Series PT 3585, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	9,400,000	9,400,000
Series PT 3626, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	14,335,000	14,335,000
Series PT 3630, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	10,680,000	10,680,000
Series ROC 9021, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(c)	4,530,000	4,530,000
Series ROC II R 7026, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(c)	11,380,000	11,380,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev. 3.64%, LOC Keybank Nat'l. Assoc., VRDN (b)	7,500,000	7,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	13,000,000	13,000,000
Series LB 05 K10, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	8,180,000	8,180,000
Series MACN 06 P, 3.64% (Liquidity Facility Bank of America NA) (b)(c)	5,100,000	5,100,000
Series MS 974, 3.64% (Liquidity Facility Morgan Stanley) (b)(c)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.66%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,800,000	3,800,000
(Boston Renaissance Charter School Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	8,700,000	8,700,000
(Boston Univ. Proj.):
Series R1, 3.57% (XL Cap. Assurance, Inc. Insured), VRDN (b)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series R2, 3.69% (XL Cap. Assurance, Inc. Insured), VRDN (b)	$ 4,500,000	$ 4,500,000
Series R3, 3.57% (XL Cap. Assurance, Inc. Insured), VRDN (b)	13,800,000	13,800,000
Series R4, 3.69% (XL Cap. Assurance, Inc. Insured), VRDN (b)	14,870,000	14,870,000
(Childrens Museum Proj.) 3.48%, LOC Citizens Bank of Massachusetts, VRDN (b)	11,000,000	11,000,000
(City Year Proj.) 3.48%, LOC Bank of America NA, VRDN (b)	8,900,000	8,900,000
(Draper Lab. Issue Proj.) Series 2000, 3.48% (MBIA Insured), VRDN (b)	23,090,000	23,090,000
(Eaglebrook School Proj.) 3.48%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
(Edgewood Retirement Proj.) Series A, 3.56%, LOC Lloyds TSB Bank PLC, VRDN (b)	5,000,000	5,000,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) 3.48%, LOC Bank of America NA, VRDN (b)	13,600,000	13,600,000
(Lasell Village, Inc. Proj.) 3.48%, LOC Bank of America NA, VRDN (b)	6,785,000	6,785,000
(Masonic Nursing Home, Inc. Proj.) 3.46%, LOC Citizens Bank of Massachusetts, VRDN (b)	9,860,000	9,860,000
(Saint Mark's School Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	7,715,000	7,715,000
(Sherburne Commons, Inc. Proj.) 3.62%, LOC Comerica Bank, Detroit, VRDN (b)	3,400,000	3,400,000
(Thayer Academy Proj.) 3.61%, LOC Allied Irish Banks PLC, VRDN (b)	14,670,000	14,670,000
(WGBH Edl. Foundation Proj.) Series 2006 A, 3.5% (AMBAC Insured), VRDN (b)	6,900,000	6,900,000
3.52% 2/8/07, LOC Bank of America NA, CP	4,300,000	4,300,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2003 C, 5% 12/1/07 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,010,898
Series 2006 C, 5% 5/1/07 (CIFG North America Insured)	20,605,000	20,672,331
Series PT 2367, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,465,000	5,465,000
Participating VRDN:
Series AAB 00 18, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series AAB 02 18, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	$ 4,500,000	$ 4,500,000
Series EGL 00 2102, 3.66% (Liquidity Facility Citibank NA) (b)(c)	2,500,000	2,500,000
Series EGL 01 2104, 3.66% (Liquidity Facility Citibank NA) (b)(c)	4,690,000	4,690,000
Series EGL 01 2105, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)	11,700,000	11,700,000
Series LB 05 P1U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	3,775,000	3,775,000
Series MACN 05 C, 3.64% (Liquidity Facility Bank of America NA) (b)(c)	3,950,000	3,950,000
Series Merlots 04 B12, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(c)	2,180,000	2,180,000
Series Merlots 06 B30, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,400,000	10,400,000
Series Merlots 06 B7, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,000,000	10,000,000
Series MS 01 535, 3.64% (Liquidity Facility Morgan Stanley) (b)(c)	5,400,000	5,400,000
Series MS 1015, 3.64% (Liquidity Facility Morgan Stanley) (b)(c)	3,000,000	3,000,000
Series MS 1186, 3.64% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(c)	5,500,000	5,500,000
Series MS 1279, 3.64% (Liquidity Facility Morgan Stanley) (b)(c)	5,239,500	5,239,500
Series MS 903, 3.64% (Liquidity Facility Morgan Stanley) (b)(c)	6,500,000	6,500,000
Series PT 1281, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,000,000	3,000,000
Series PT 2279, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,270,000	5,270,000
Series PT 2299, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,165,000	5,165,000
Series PT 2332, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,430,000	5,430,000
Series PT 2426, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	4,800,000	4,800,000
Series PT 2618, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,960,000	9,960,000
Series PT 2623, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,305,000	7,305,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 3202, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 6,270,000	$ 6,270,000
Series PT 3222, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	17,940,000	17,940,000
Series PT 3381, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,540,000	2,540,000
Series PT 3423, 3.63% (Liquidity Facility DEPFA BANK PLC) (b)(c)	5,500,000	5,500,000
Series PT 3544, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	16,585,000	16,585,000
Series PT 3613, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,040,000	7,040,000
Series PT 3625, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,670,000	7,670,000
Series PT 3650, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	13,200,000	13,200,000
Series PT 3673, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,565,000	7,565,000
Series PT 391, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	12,130,000	12,130,000
Series PT 921, 3.63% (Liquidity Facility BNP Paribas SA) (b)(c)	5,430,000	5,430,000
Series PT 983, 3.63% (Liquidity Facility DEPFA BANK PLC) (b)(c)	7,395,000	7,395,000
Series PT 987, 3.63% (Liquidity Facility DEPFA BANK PLC) (b)(c)	8,140,000	8,140,000
Series Putters 301, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	4,620,000	4,620,000
Series ROC II R102, 3.65% (Liquidity Facility Citibank NA) (b)(c)	4,865,000	4,865,000
Series SG 126, 3.63% (Liquidity Facility Societe Generale) (b)(c)	3,255,000	3,255,000
Series Stars 100, 3.63% (Liquidity Facility BNP Paribas SA) (b)(c)	7,705,000	7,705,000
Series TOC 05 BB, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	7,950,000	7,950,000
Series 1997 B, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	27,000,000	27,000,000
Series 1998 A, 3.58% (Liquidity Facility WestLB AG), VRDN (b)	7,500,000	7,500,000
Series 2005 A, 3.51% (Liquidity Facility Citibank NA), VRDN (b)	31,275,000	31,275,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series 2006 A, 3.71% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 9,200,000	$ 9,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (South Shore Hosp. Proj.) Series F, 5% 7/1/07	1,915,000	1,925,667
Participating VRDN:
Series 01 834, 3.64% (Liquidity Facility Morgan Stanley) (b)(c)	11,400,000	11,400,000
Series EGL 03 18 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(c)	9,995,000	9,995,000
Series Merlots 00 T, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(c)	1,575,000	1,575,000
Series Merlots 00 WW, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(c)	13,000,000	13,000,000
Series Merlots 97 Y, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(c)	4,435,000	4,435,000
Series PA 1385, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,610,000	2,610,000
Series PA 595R, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,000,000	4,000,000
Series PA 973R, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,300,000	3,300,000
Series PT 2664, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,030,000	7,030,000
Series PT 2665, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,600,000	9,600,000
Series PT 2872, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,940,000	6,940,000
Series PT 3621, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,300,000	3,300,000
Series PT 904, 3.63% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	10,900,000	10,900,000
Series SGB 42, 3.65% (Liquidity Facility Societe Generale) (b)(c)	8,700,000	8,700,000
(Baystate Med. Ctr. Proj.) Series G, 3.5%, LOC Bank of America NA, VRDN (b)	40,290,000	40,290,000
(Bentley College Proj.) Series K, 3.48%, LOC Bank of America NA, VRDN (b)	4,900,000	4,900,000
(Children's Hosp. Proj.) Series L-2, 3.67% (AMBAC Insured), VRDN (b)	16,000,000	16,000,000
(Fairview Extended Care Proj.) Series B, 3.58%, LOC Bank of America NA, VRDN (b)	3,055,000	3,055,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Harvard Univ. Proj.):
Series BB 3.59%, VRDN (b)	$ 14,200,000	$ 14,200,000
Series GG1, 3.59%, VRDN (b)	22,185,000	22,185,000
(Harvard Vanguard Med. Associates Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	2,530,000	2,530,000
(Home for Little Wanderers Proj.) Series B, 3.61%, LOC Citizens Bank of Massachusetts, VRDN (b)	4,345,000	4,345,000
(Northeast Hosp. Corp. Proj.) Series H, 3.47%, LOC Bank of America NA, VRDN (b)	5,600,000	5,600,000
(Partners HealthCare Sys., Inc. Proj.):
Series P1, 3.48% (FSA Insured), VRDN (b)	19,270,000	19,270,000
Series P2, 3.5% (FSA Insured), VRDN (b)	44,700,000	44,700,000
(Simmons College Proj.) Series E, 3.48% (AMBAC Insured), VRDN (b)	9,170,000	9,170,000
(Wellesley College) Issue B, 3.5%, VRDN (b)	2,200,000	2,200,000
(Williams College Proj.) Series E, 3.46%, VRDN (b)	7,050,000	7,050,000
Series B, 3.61%, LOC Citizens Bank of Massachusetts, VRDN (b)	7,925,000	7,925,000
3.57% 4/10/07, CP	26,900,000	26,900,000
3.61% 3/6/07, CP	15,900,000	15,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,375,000	8,375,000
Series 2003 F, 3.45% (FSA Insured), VRDN (b)	4,200,000	4,200,000
Massachusetts Indl. Fin. Agcy. Rev.:
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3.62%, LOC SunTrust Banks, Inc., VRDN (b)	2,000,000	2,000,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.62%, LOC Bank of America NA, VRDN (b)	2,500,000	2,500,000
Series 1994 B, 3.62%, LOC Bank of America NA, VRDN (b)	3,800,000	3,800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.61%, LOC Bank of America NA, VRDN (b)	3,555,000	3,555,000
(Youville Place Proj.) Series 1996, 3.67% (AMBAC Insured), VRDN (b)	3,700,000	3,700,000
Cap. Apprec. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800,000	5,694,983
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series PA 599R, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,850,000	4,850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Participating VRDN:
Series Putters 893, 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	$ 12,365,000	$ 12,365,000
Series 2003 B, 3.58% 3/6/07, LOC WestLB AG, CP	4,000,000	4,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 7050070 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(c)	10,000,000	10,000,000
Series PT 3105, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,320,000	6,320,000
Series Putters 1197, 3.66% (Liquidity Facility Deutsche Postbank AG) (b)(c)	7,720,000	7,720,000
Series Putters 1376, 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,635,000	9,635,000
Series Putters 1430, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	10,250,000	10,250,000
Series ROC II R414, 3.65% (Liquidity Facility Citibank NA) (b)(c)	2,600,000	2,600,000
3.64% (Liquidity Facility Morgan Stanley) (b)(c)	8,270,000	8,270,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series EGL 04 25 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(c)	2,015,000	2,015,000
Series MACN 05 K, 3.64% (Liquidity Facility Bank of America NA) (b)(c)	7,000,000	7,000,000
Series PT 3058, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	18,940,000	18,940,000
Series PT 3511, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	6,980,000	6,980,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN Series SG 124, 3.63% (Liquidity Facility Societe Generale) (b)(c)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	19,885,000	19,885,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,840,000	5,840,000
Participating VRDN:
Series Putters 1627, 3.63% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,045,000	5,045,000
Series Putters 578, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	4,965,000	4,965,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Participating VRDN:
Series Putters 867T, 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	$ 3,825,000	$ 3,825,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(c)	5,070,000	5,070,000
Series SGA 87, 3.73% (Liquidity Facility Societe Generale) (b)(c)	2,000,000	2,000,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series 06 97 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	3,700,000	3,700,000
Series AAB 05 10, 3.64% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	5,500,000	5,500,000
Series EGL 02 2101, 3.66% (Liquidity Facility Citibank NA) (b)(c)	4,600,000	4,600,000
Series EGL 06 35 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(c)	7,300,000	7,300,000
Series EGL 7050015 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	7,000,000	7,000,000
Series MS 04 1038, 3.64% (Liquidity Facility Morgan Stanley) (b)(c)	8,870,000	8,870,000
Series Putters 826, 3.64% (Liquidity Facility Dresdner Bank AG) (b)(c)	3,325,000	3,325,000
Series ROC II R252, 3.65% (Liquidity Facility Citibank NA) (b)(c)	6,585,000	6,585,000
Series 1997 B, 3.48% (AMBAC Insured), VRDN (b)	13,655,000	13,655,000
Series 1998 D, 3.48% (FGIC Insured), VRDN (b)	30,900,000	30,900,000
Series 2000 B, 3.48% (FGIC Insured), VRDN (b)	14,455,000	14,455,000
Series 2000 C, 3.48% (FGIC Insured), VRDN (b)	9,475,000	9,475,000
Series 2001 A, 3.5% (FGIC Insured), VRDN (b)	5,255,000	5,255,000
Series 99, 3.6% 3/2/07, LOC State Street Bank & Trust Co., Boston, CP	3,000,000	3,000,000
Peabody Gen. Oblig. BAN 4.35% 9/26/07	5,985,000	6,013,874
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	6,535,000	6,535,000
Series EGL 01 2101, 3.66% (Liquidity Facility Citibank NA) (b)(c)	2,200,000	2,200,000
Shrewsbury Gen. Oblig. BAN 4% 11/21/07	6,000,000	6,020,107
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Springfield Pub. Util. Rev. Participating VRDN Series AAB 05 34, 3.64% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	$ 13,395,000	$ 13,395,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series PT 2242, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,600,000	2,600,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Participating VRDN Series ROC II 2038, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(c)	5,090,000	5,090,000
Series 1, 3.51% (AMBAC Insured), VRDN (b)	26,300,000	26,300,000
Worcester Gen. Oblig. BAN Series A, 4% 11/8/07	6,200,000	6,219,738
		1,675,463,815
Puerto Rico - 5.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series LB 05 F2, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	12,800,000	12,800,000
Series Merlots 01 A107, 3.5% (Liquidity Facility Bank of New York, New York) (b)(c)	24,460,000	24,460,000
Series MT 218, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,300,000	7,300,000
Series MT 251, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,000,000	9,000,000
Series ROC II R185, 3.59% (Liquidity Facility Citibank NA) (b)(c)	4,000,000	4,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II 99 2, 3.59% (Liquidity Facility Citibank NA) (b)(c)	1,500,000	1,500,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 3.5% (Liquidity Facility Bank of New York, New York) (b)(c)	14,160,000	14,160,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EGL 06 102 Class A, 3.6% (Liquidity Facility Citibank NA) (b)(c)	8,000,000	8,000,000
Series Merlots B03, 3.5% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,240,000	10,240,000
Series MS 1276, 3.6% (Liquidity Facility Morgan Stanley) (b)(c)	6,700,000	6,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.55%, LOC Banco Santander Central Hispano SA, VRDN (b)	$ 1,100,000	$ 1,100,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MT 213, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,580,000	5,580,000
		104,840,000
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,780,303,815)		1,780,303,815
NET OTHER ASSETS - 2.8%		51,560,620
NET ASSETS - 100%		$ 1,831,864,435
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,900,000 or 0.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,305,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 2367, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 5,465,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 5,840,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 287,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,780,303,815)		$ 1,780,303,815
Cash		18,997,053
Receivable for investments sold		21,717,890
Receivable for fund shares sold		6,863,978
Interest receivable		13,353,396
Receivable from investment adviser for expense reductions		33,507
Other receivables		237,550
Total assets		1,841,507,189

Liabilities
Payable for investments purchased	$ 7,565,730
Payable for fund shares redeemed	883,443
Distributions payable	546,330
Accrued management fee	646,340
Other affiliated payables	911
Total liabilities		9,642,754

Net Assets		$ 1,831,864,435
Net Assets consist of:
Paid in capital		$ 1,831,594,719
Distributions in excess of net investment income		(909)
Accumulated undistributed net realized gain (loss) on investments		270,625
Net Assets, for 1,831,268,043 shares outstanding		$ 1,831,864,435
Net Asset Value, offering price and redemption price per share ($1,831,864,435 ÷ 1,831,268,043 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2007

Investment Income
Interest		$ 54,767,968
Income from Fidelity Central Funds		287,304
Total income		55,055,272

Expenses
Management fee	$ 6,903,267
Independent trustees' compensation	5,798
Total expenses before reductions	6,909,065
Expense reductions	(1,808,373)	5,100,692
Net investment income		49,954,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		389,261
Net increase in net assets resulting from operations		$ 50,343,841

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2007	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 49,954,580	$ 26,675,753
Net realized gain (loss)	389,261	(64,707)
Net increase in net assets resulting from operations	50,343,841	26,611,046
Distributions to shareholders from net investment income	(49,955,001)	(26,675,309)
Distributions to shareholders from net realized gain	(174,209)	-
Total distributions	(50,129,210)	(26,675,309)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,479,862,698	1,199,435,944
Reinvestment of distributions	44,263,825	23,862,563
Cost of shares redeemed	(1,080,993,567)	(821,685,519)
Net increase (decrease) in net assets and shares resulting from share transactions	443,132,956	401,612,988
Total increase (decrease) in net assets	443,347,587	401,548,725

Net Assets
Beginning of period	1,388,516,848	986,968,123
End of period (including distributions in excess of net investment income of $909 and distributions in excess of net investment income of $1,159, respectively)	$ 1,831,864,435	$ 1,388,516,848

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.031	.022	.009	.007	.011
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.031	.022	.009	.007	.011
Distributions from net investment income	(.031)	(.022)	(.009)	(.007)	(.011)
Distributions from net realized gain	- D	-	- D	- D	-
Total distributions	(.031)	(.022)	(.009)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.15%	2.19%	.95%	.69%	1.11%
Ratios to Average Net Assets B, C
Expenses before reductions	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.32%	.32%	.38%	.39%	.37%
Net investment income	3.11%	2.20%	.90%	.68%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,831,864	$ 1,388,517	$ 986,968	$ 999,019	$ 1,031,989

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/07	% of fund's investments 7/31/06	% of fund's investments 1/31/06
0 - 30	95.1	95.3	88.2
31 - 90	1.9	3.2	4.6
91 - 180	0.6	1.0	3.7
181 - 397	2.4	0.5	3.5
Weighted Average Maturity
	1/31/07	7/31/06	1/31/06
Fidelity Massachusetts Municipal Money Market Fund	15 Days	11 Days	23 Days
Massachusetts Tax-Free Money Market Funds Average*	18 Days	15 Days	24 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2007	As of July 31, 2006
Variable Rate Demand Notes (VRDNs) 90.5%	Variable Rate Demand Notes (VRDNs) 86.1%
Commercial Paper (including CP Mode) 1.6%	Commercial Paper (including CP Mode) 3.5%
Tender Bonds 0.6%	Tender Bonds 1.6%
Municipal Notes 1.8%	Municipal Notes 2.7%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 2.3%
Other Investments 0.6%	Other Investments 0.7%
Net Other Assets 4.9%	Net Other Assets 3.1%

Current and Historical Seven-Day Yields

	1/29/07	10/30/06	7/31/06	5/1/06	1/30/06
Fidelity Massachusestts Municipal Money Market Fund	3.10%	3.09%	3.06%	3.28%	2.53%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments January 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 95.1%
	Principal Amount	Value (Note 1)
Massachusetts - 90.1%
Bedford BAN 4.5% 7/27/07	$ 20,000,000	$ 20,066,822
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 3.66%, LOC Bank of America NA, VRDN (b)(c)	3,360,000	3,360,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	5,530,000	5,530,000
Series SG 75, 3.63% (Liquidity Facility Societe Generale) (b)(d)	13,480,000	13,480,000
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 05 36, 3.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	11,835,000	11,835,000
3.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	46,500,000	46,500,000
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,675,000	5,675,000
Eclipse Fdg. Trust Var States Participating VRDN:
Series Solar 05 03, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	29,025,000	29,025,000
Series Solar 06 108, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	14,700,000	14,700,000
Series Solar 07 001, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	11,800,000	11,800,000
Series Solar 07 10, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	13,800,000	13,800,000
Haverhill Gen. Oblig. BAN 4.25% 12/14/07	7,000,000	7,043,875
Hull Gen. Oblig. BAN Series A, 4.5% 7/13/07	3,299,379	3,308,395
Lehman Muni. Trust Rcpts Various States Participating VRDN Series LB 06 P51U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	11,360,000	11,360,000
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 3.66% (Liquidity Facility Citibank NA) (b)(d)	10,070,000	10,070,000
Series EGL 99 2101, 3.66% (Liquidity Facility Citibank NA) (b)(d)	12,600,000	12,600,000
Series Merlots 00 H, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	24,930,000	24,930,000
Series MS 00 431, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	1,895,000	1,895,000
Series MS 98 107, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	5,565,000	5,565,000
Series PA 675, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,670,000	4,670,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Participating VRDN:
Series PT 3619, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 9,985,000	$ 9,985,000
Series PT 3827, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,775,000	5,775,000
Series Putters 1062, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,315,000	12,315,000
Series ROC II R6522, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,405,000	10,405,000
Series TOC 04 D, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	17,800,000	17,800,000
Gen.Trans. Sys. 3.45% (Liquidity Facility WestLB AG), VRDN (b)	63,100,000	63,100,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series Covers 06 02, 3.64% (Liquidity Facility Bank of New York, New York) (b)(d)	2,000,000	2,000,000
Series DB 163, 3.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,525,000	5,525,000
Series DB 183, 3.63% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,480,000	8,480,000
Series MACN 05 E, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	7,600,000	7,600,000
Series Merlots 06 B35, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	48,400,000	48,400,000
Series MS 01 723, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	34,210,000	34,210,000
Series MS 1195, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	9,905,500	9,905,500
Series PT 1580, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000,000	10,000,000
Series PT 2459, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	37,595,000	37,595,000
Series PT 2581, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	136,605,000	136,605,000
Series PT 2625, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,990,000	15,990,000
Series PT 3585, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	25,060,000	25,060,000
Series PT 3603, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,390,000	16,390,000
Series Putters 1387, 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,590,000	6,590,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series Putters 733T, 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 10,095,000	$ 10,095,000
Series ROC II R1034, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,995,000	7,995,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN Series Merlots 00 B11, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,100,000	8,100,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 3.67%, LOC Wachovia Bank NA, VRDN (b)(c)	3,250,000	3,250,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 3.63%, LOC Bank of America NA, VRDN (b)(c)	3,200,000	3,200,000
(Monkiewicz Realty Trust Proj.) 3.53%, LOC Bank of America NA, VRDN (b)(c)	5,060,000	5,060,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apartments Proj.) Series A, 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	21,400,000	21,400,000
(Casco Crossing Proj.) 3.69%, LOC Fannie Mae, VRDN (b)(c)	13,000,000	13,000,000
(Georgetown Village Apts. Proj.) 3.69%, LOC Fannie Mae, VRDN (b)(c)	9,750,000	9,750,000
(Salem Heights Apts. Proj.) Series A, 3.61%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(c)	17,000,000	17,000,000
Series A, 3.58%, LOC Bayerische Landesbank (UNGTD), VRDN (b)(c)	23,000,000	23,000,000
3.63%, LOC Fannie Mae, VRDN (b)(c)	18,000,000	18,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 3.67%, LOC SunTrust Banks, Inc., VRDN (b)(c)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,835,000	20,835,000
Series LB 05 K10, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,500,000	3,500,000
Series MACN 05 J, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	17,195,000	17,195,000
Series MACN 06 P, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	8,760,000	8,760,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.66%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,705,000	6,705,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Beaver Country Day School Proj.) 3.61%, LOC Allied Irish Banks PLC, VRDN (b)	$ 7,700,000	$ 7,700,000
(Boston Renaissance Charter School Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	13,090,000	13,090,000
(Childrens Museum Proj.) 3.48%, LOC Citizens Bank of Massachusetts, VRDN (b)	15,000,000	15,000,000
(Edgewood Retirement Proj.) Series A, 3.56%, LOC Lloyds TSB Bank PLC, VRDN (b)	10,745,000	10,745,000
(Judge Rotenburg Ctr. Proj.) 3.48%, LOC Bank of America NA, VRDN (b)	4,380,000	4,380,000
(Neighborhood House Charter Proj.) Series A, 3.61%, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School Proj.):
3.61%, LOC Bank of America NA, VRDN (b)	7,535,000	7,535,000
3.61%, LOC Bank of America NA, VRDN (b)	10,280,000	10,280,000
(Sherburne Commons, Inc. Proj.) 3.62%, LOC Comerica Bank, Detroit, VRDN (b)	24,100,000	24,100,000
(The May Institute, Inc. Proj.) Series H, 3.61%, LOC Banco Santander Central Hispano SA, VRDN (b)	6,500,000	6,500,000
(The Rivers School Proj.) 3.62%, LOC Citizens Bank of Massachusetts, VRDN (b)	7,000,000	7,000,000
(Third Sector New England, Inc. Proj.) Series A, 3.61%, LOC Bank of America NA, VRDN (b)	17,600,000	17,600,000
(WGBH Edl. Foundation Proj.):
Series 2005 A, 3.5% (AMBAC Insured), VRDN (b)	15,910,000	15,910,000
Series 2006 A, 3.5% (AMBAC Insured), VRDN (b)	45,425,000	45,425,000
Series B, 3.5% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(YMCA of Greater Boston Proj.):
Series A, 3.62%, LOC Citizens Bank of Massachusetts, VRDN (b)	25,680,000	25,680,000
Series B, 3.62%, LOC Citizens Bank of Massachusetts, VRDN (b)	5,000,000	5,000,000
Series A, 3.58%, LOC Bank of America NA, VRDN (b)	17,600,000	17,600,000
3.6%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000,000	9,000,000
3.64%, LOC Keybank Nat'l. Assoc., VRDN (b)	19,000,000	19,000,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 3.78%, LOC JPMorgan Chase Bank, VRDN (b)(c)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 3.6%, LOC Lloyds TSB Bank PLC, VRDN (b)	18,750,000	18,750,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy. Participating VRDN Series PT 393, 3.63% (Liquidity Facility BNP Paribas SA) (b)(d)	$ 8,010,000	$ 8,010,000
Massachusetts Gen. Oblig.:
Bonds:
Series A, 5.25% 1/1/08	5,100,000	5,179,684
Series PT 2289, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	11,180,000	11,180,000
Participating VRDN:
Series AAB 00 18, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,740,000	14,740,000
Series AAB 02 18, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,375,000	14,375,000
Series BA 01 O, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	2,785,000	2,785,000
Series BA 02 C, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	3,490,000	3,490,000
Series EGL 00 2102, 3.66% (Liquidity Facility Citibank NA) (b)(d)	7,400,000	7,400,000
Series EGL 01 2104, 3.66% (Liquidity Facility Citibank NA) (b)(d)	16,100,000	16,100,000
Series EGL 01 2105, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	14,585,000	14,585,000
Series EGL 02 6008 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(d)	7,860,000	7,860,000
Series GS 06 67, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,810,000	8,810,000
Series IXIS 04 9, 3.65% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(d)	22,620,000	22,620,000
Series LB 05 P1U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	18,195,000	18,195,000
Series LB 06 K16, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,825,000	5,825,000
Series MACN 05 C, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	3,950,000	3,950,000
Series Merlots 04 B12, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,615,000	10,615,000
Series Merlots 06 B30, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	25,600,000	25,600,000
Series Merlots 06 B8, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	15,000,000	15,000,000
Series MS 01 535, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	19,897,000	19,897,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series MS 01 785 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	$ 8,795,000	$ 8,795,000
Series MS 06 1496, 3.64% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	5,125,000	5,125,000
Series MS 1015, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	7,100,500	7,100,500
Series MS 1186, 3.64% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	16,260,000	16,260,000
Series MS 1279, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	5,155,500	5,155,500
Series MS 903, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	1,495,000	1,495,000
Series MSTC 06 7011 Class A, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,000,000	5,000,000
Series MT 127, 3.63% (Liquidity Facility BNP Paribas SA) (b)(d)	5,495,000	5,495,000
Series PA 1059, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,900,000	4,900,000
Series PA 945R, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995,000	4,995,000
Series PA 993R, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,505,000	3,505,000
Series PT 1390, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,100,000	10,100,000
Series PT 1609, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,015,000	10,015,000
Series PT 1611, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,625,000	15,625,000
Series PT 1618, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,020,000	8,020,000
Series PT 1802, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,945,000	4,945,000
Series PT 2008, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,000,000	11,000,000
Series PT 2015, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,095,000	11,095,000
Series PT 2118, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,430,000	10,430,000
Series PT 2252, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,325,000	11,325,000
Series PT 2421, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,305,000	26,305,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2426, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 21,695,000	$ 21,695,000
Series PT 2427, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,765,000	6,765,000
Series PT 2618, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000,000	6,000,000
Series PT 3202, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,920,000	19,920,000
Series PT 3222, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,860,000	2,860,000
Series PT 3381, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,360,000	9,360,000
Series PT 3423, 3.63% (Liquidity Facility DEPFA BANK PLC) (b)(d)	37,045,000	37,045,000
Series PT 3613, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	24,375,000	24,375,000
Series PT 3650, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	32,405,000	32,405,000
Series PT 3651, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	118,395,000	118,395,000
Series PT 3673, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	20,400,000	20,400,000
Series PT 3742, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,390,000	6,390,000
Series PT 3745, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	40,650,000	40,650,000
Series PT 3841, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,295,000	11,295,000
Series PT 921, 3.63% (Liquidity Facility BNP Paribas SA) (b)(d)	18,700,000	18,700,000
Series PT 983, 3.63% (Liquidity Facility DEPFA BANK PLC) (b)(d)	25,800,000	25,800,000
Series Putter 1457, 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,650,000	8,650,000
Series Putters 300, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	24,105,000	24,105,000
Series Putters 301, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	19,310,000	19,310,000
Series Putters 317, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	13,090,000	13,090,000
Series Putters 340, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,365,000	6,365,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 343, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 7,775,000	$ 7,775,000
Series Putters 402, 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	29,860,000	29,860,000
Series Putters 571, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,125,000	5,125,000
Series Putters 794, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,420,000	5,420,000
Series ROC II 4526, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,115,000	5,115,000
Series ROC II R191, 3.65% (Liquidity Facility Citibank NA) (b)(d)	5,995,000	5,995,000
Series ROC II R2042, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,115,000	5,115,000
Series ROC II R6050, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,765,000	8,765,000
Series ROC II RR 587, 3.65% (Liquidity Facility Citibank NA) (b)(d)	4,995,000	4,995,000
Series TOC 05 B, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	20,000,000	20,000,000
Series TOC 05 BB, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,000,000	8,000,000
Series TOC 05 C, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	9,900,000	9,900,000
Series 1997 B, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	70,835,000	70,835,000
Series 1998 A, 3.58% (Liquidity Facility WestLB AG), VRDN (b)	121,475,000	121,475,000
Series 1998 B, 3.58% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	57,860,000	57,860,000
Series 2005 A, 3.51% (Liquidity Facility Citibank NA), VRDN (b)	28,900,000	28,900,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	26,435,000	26,435,000
Series BA 02 D, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	10,505,000	10,505,000
Series EGL 04 13 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(d)	9,100,000	9,100,000
Series EGL 7050044 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(d)	11,325,000	11,325,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series LB 05 F5, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 6,135,000	$ 6,135,000
Series Merlots 00 T, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,960,000	3,960,000
Series Merlots 00 WW, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	27,895,000	27,895,000
Series Merlots 97 Y, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,500,000	6,500,000
Series MS 01 587, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	11,610,500	11,610,500
Series MS 1123, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	15,705,500	15,705,500
Series PA 1385, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,615,000	2,615,000
Series PA 595R, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,155,000	4,155,000
Series PA 973R, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,195,000	9,195,000
Series PT 2256, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,340,000	9,340,000
Series PT 3621, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,385,000	8,385,000
Series PT 3808, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,645,000	9,645,000
Series PT 904, 3.63% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	27,415,000	27,415,000
Series ROC II R294, 3.65% (Liquidity Facility Citibank NA) (b)(d)	4,995,000	4,995,000
Series SGB 42, 3.65% (Liquidity Facility Societe Generale) (b)(d)	27,080,000	27,080,000
(Harvard Univ. Proj.):
Series BB 3.59%, VRDN (b)	42,050,000	42,050,000
Series GG1, 3.59%, VRDN (b)	73,600,000	73,600,000
(Harvard Vanguard Med. Associates Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	23,950,000	23,950,000
(Northeast Hosp. Corp. Proj.) Series H, 3.47%, LOC Bank of America NA, VRDN (b)	15,400,000	15,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Winchester Hosp. Proj.):
Series F, 3.5%, LOC Bank of America NA, VRDN (b)	$ 15,170,000	$ 15,170,000
Series G, 3.5%, LOC Bank of America NA, VRDN (b)	4,885,000	4,885,000
3.61% 3/6/07, CP	45,500,000	45,500,000
Massachusetts Hsg. Fin. Agcy.:
Multi Family Dev. Rev. (Princeton Crossing LP Proj.) Series 1996, 3.62%, LOC Fannie Mae, VRDN (b)(c)	18,900,000	18,900,000
Rent Hsg. Mtg. Rev. Series A, 3.55% (FSA Insured), VRDN (b)(c)	7,900,000	7,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series S, 4% 12/1/07 (c)	3,500,000	3,513,271
Participating VRDN:
Series Floaters 06 0101, 3.66% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	3,380,000	3,380,000
Series LB 05 L27, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	14,430,000	14,430,000
Series Merlots H, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,000,000	19,000,000
Series ROC II R421, 3.67% (Liquidity Facility Citibank NA) (b)(c)(d)	4,600,000	4,600,000
Series 2003 F, 3.45% (FSA Insured), VRDN (b)	57,522,000	57,522,000
Series A, 3.62%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	29,290,000	29,290,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 3.63%, LOC Bank of America NA, VRDN (b)(c)	2,000,000	2,000,000
(Abbott Box Co. Proj.) Series 1997, 3.53%, LOC Bank of America NA, VRDN (b)(c)	2,115,000	2,115,000
(Barbour Corp. Proj.) Series 1998, 3.53%, LOC Bank of America NA, VRDN (b)(c)	3,790,000	3,790,000
(BBB Esq. LLC Proj.) Series 1996, 3.63%, LOC Bank of America NA, VRDN (b)(c)	1,300,000	1,300,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 3.53%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,750,000	1,750,000
(Brady Enterprises Proj.) Series 1996, 3.53%, LOC Bank of America NA, VRDN (b)(c)	2,050,000	2,050,000
(Decas Cranberry Proj.) Series 1997, 3.53%, LOC Bank of America NA, VRDN (b)(c)	4,125,000	4,125,000
(Interpolymer Corp. Proj.) Series 1992, 3.63%, LOC Bank of America NA, VRDN (b)(c)	1,400,000	1,400,000
(Riverdale Mills Corp. Proj.) Series 1995, 3.63%, LOC Bank of America NA, VRDN (b)(c)	2,300,000	2,300,000
(United Plastics Proj.) Series 1997, 3.53%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,555,000	2,555,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.:
(Goddard House Proj.) 3.64%, LOC Bank of America NA, VRDN (b)	$ 9,700,000	$ 9,700,000
(Heritage at Dartmouth Proj.) Series 1996, 3.64%, LOC Bank of America NA, VRDN (b)(c)	4,475,000	4,475,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3.62%, LOC SunTrust Banks, Inc., VRDN (b)	3,205,000	3,205,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.62%, LOC Bank of America NA, VRDN (b)	4,400,000	4,400,000
Series 1994 B, 3.62%, LOC Bank of America NA, VRDN (b)	5,400,000	5,400,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.61%, LOC Bank of America NA, VRDN (b)	2,765,000	2,765,000
(Youville Place Proj.) Series 1996, 3.67% (AMBAC Insured), VRDN (b)	4,500,000	4,500,000
Cap. Apprec. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	19,000,000	18,657,578
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	23,960,000	23,960,000
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series Merlots 00 Q, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	21,345,000	21,345,000
Series PA 592, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,850,000	4,850,000
Series PA 600R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,850,000	4,850,000
Series PT 895, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,930,000	5,930,000
Series Putters 892, 3.63% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,155,000	5,155,000
Series ROC II R2031, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,285,000	7,285,000
Series SGA 64, 3.56% (Liquidity Facility Societe Generale) (b)(c)(d)	8,705,000	8,705,000
Series 2003 B:
3.6% 3/6/07, LOC WestLB AG, CP (c)	5,000,000	5,000,000
3.6% 3/6/07, LOC WestLB AG, CP (c)	29,050,000	29,050,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 3.53%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	37,100,000	37,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 06 55 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(d)	$ 6,800,000	$ 6,800,000
Series EGL 06 92 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(d)	13,305,000	13,305,000
Series PT 3105, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,530,000	14,530,000
Series PT 3399, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	32,215,000	32,215,000
Series Putters 1052Z, 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,850,000	8,850,000
Series Putters 1185, 3.66% (Liquidity Facility Deutsche Postbank AG) (b)(d)	10,170,000	10,170,000
Series Putters 1376, 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,810,000	9,810,000
Series Putters 1377 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	68,150,000	68,150,000
Series ROC II R 613, 3.65% (Liquidity Facility Citibank NA) (b)(d)	7,610,000	7,610,000
Series ROC II R414, 3.65% (Liquidity Facility Citibank NA) (b)(d)	23,935,000	23,935,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series EGL 04 25 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(d)	6,015,000	6,015,000
Series MACN 05 K, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	22,700,000	22,700,000
Series Merlots 05 A14, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	17,475,000	17,475,000
Series Merlots B19, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,965,000	4,965,000
Series PT 3058, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	59,490,000	59,490,000
Series PT 3511, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	37,300,000	37,300,000
Series PT 3573, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,435,000	5,435,000
Series PT 3612, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,610,000	11,610,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. Participating VRDN: - continued
Series PT 1427, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 10,010,000	$ 10,010,000
Series PT 2484, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,000,000	16,000,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	11,860,000	11,860,000
Series PA 672, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,840,000	6,840,000
Series PT 135, 3.63% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	14,485,000	14,485,000
Series SG 124, 3.63% (Liquidity Facility Societe Generale) (b)(d)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 3.64% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,405,000	9,405,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	21,270,000	21,270,000
Participating VRDN:
Series PT 1990, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,210,000	5,210,000
Series PT 2368, 3.63% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,790,000	7,790,000
Series Putters 577, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	10,380,000	10,380,000
Series Putters 578, 3.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	17,880,000	17,880,000
Series PZ 155, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,020,000	10,020,000
Series ROC II R1027, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,880,000	7,880,000
Series ROC II R1036, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,110,000	10,110,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	13,300,000	13,300,000
Massachusetts Wtr. Resource Auth. Participating VRDN Series Solar 06 86, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,770,000	6,770,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series 06 97 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 11,645,000	$ 11,645,000
Series AAB 05 10, 3.64% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	16,995,000	16,995,000
Series EGL 00 2103, 3.66% (Liquidity Facility Citibank NA) (b)(d)	5,600,000	5,600,000
Series EGL 02 2101, 3.66% (Liquidity Facility Citibank NA) (b)(d)	14,660,000	14,660,000
Series EGL 06 68 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(d)	7,400,000	7,400,000
Series EGL 7050011 Class A, 3.66% (Liquidity Facility Citibank NA) (b)(d)	10,990,000	10,990,000
Series EGL 7050015 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	26,660,000	26,660,000
Series Merlots 06 A1, 3.52% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,015,000	10,015,000
Series MS 1080, 3.64% (Liquidity Facility Morgan Stanley) (b)(d)	5,770,000	5,770,000
Series PA 637, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,625,000	4,625,000
Series PA 999R, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,210,000	5,210,000
Series PT 1382, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,540,000	6,540,000
Series PT 2175, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,560,000	8,560,000
Series Putters 826, 3.64% (Liquidity Facility Dresdner Bank AG) (b)(d)	12,575,000	12,575,000
Stars 07 05, 3.54% (Liquidity Facility BNP Paribas SA) (b)(d)	28,845,000	28,845,000
Series 1998 D, 3.48% (FGIC Insured), VRDN (b)	10,865,000	10,865,000
Series 2000 B, 3.48% (FGIC Insured), VRDN (b)	24,730,000	24,730,000
Middleborough Gen. Oblig. BAN Series A, 4% 9/28/07	7,083,674	7,102,464
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN:
Series MSTC 7030, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,500,000	5,500,000
Series MSTC 7034, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,665,000	4,665,000
Norton Massachusetts BAN 4% 10/2/07	5,000,000	5,013,482
Plymouth Gen. Oblig. BAN 4% 7/26/07	5,060,000	5,070,644
Revere BAN 4% 12/14/07	7,000,000	7,024,680
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	$ 19,900,000	$ 19,900,000
Series EGL 01 2101, 3.66% (Liquidity Facility Citibank NA) (b)(d)	7,600,000	7,600,000
Series ROC II R26, 3.65% (Liquidity Facility Citibank NA) (b)(d)	11,285,000	11,285,000
Salem Gen. Oblig. BAN 4% 10/23/07	7,967,000	7,990,616
Springfield Pub. Util. Rev. Participating VRDN Series AAB 00 2, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	15,360,000	15,360,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Participating VRDN:
Series ROC II 4044, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,475,000	9,475,000
Series ROC II R4555, 3.65% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,935,000	5,935,000
Series 1, 3.51% (AMBAC Insured), VRDN (b)	168,190,000	168,190,000
Weymouth Gen. Oblig. BAN Series 6A, 4.35% 9/21/07	5,800,000	5,827,760
Woburn Gen. Oblig. BAN 3.75% 4/5/07	10,000,000	10,004,246
Worcester Gen. Oblig. BAN Series A, 4% 11/8/07	15,220,000	15,268,454
		4,489,373,471
Puerto Rico - 5.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Floater 53G, 3.64% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	11,505,000	11,505,000
Series Merlots 01 A107, 3.5% (Liquidity Facility Bank of New York, New York) (b)(d)	18,860,000	18,860,000
Series MS 934, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	16,495,000	16,495,000
Series MS 975, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	3,110,000	3,110,000
Series MT 218, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,440,000	19,440,000
Series MT 251, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,675,000	17,675,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.61% (Liquidity Facility Bank of America NA) (b)(d)	28,325,000	28,325,000
Series MACN 06 H, 3.61% (Liquidity Facility Bank of America NA) (b)(d)	23,945,000	23,945,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN: - continued
Series MACN 06 R, 3.61% (Liquidity Facility Bank of America NA) (b)(d)	$ 7,395,000	$ 7,395,000
Series ROC II 99 2, 3.59% (Liquidity Facility Citibank NA) (b)(d)	3,500,000	3,500,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MT 258, 3.6% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	7,700,000	7,700,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Participating VRDN Series MS 1290, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	6,120,000	6,120,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	3,580,000	3,580,000
Series MS 1276, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	20,425,500	20,425,500
Puerto Rico Govt. Dev. Bank Participating VRDN:
Series MT 254, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,720,000	26,720,000
Series MT 255, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	10,750,000	10,750,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,860,000	6,860,000
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Participating VRDN:
Series MT 195, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,165,000	9,165,000
Series MT 206, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,895,000	9,895,000
		251,465,500
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $4,740,838,971)		4,740,838,971
NET OTHER ASSETS - 4.9%		242,893,831
NET ASSETS - 100%		$ 4,983,732,802
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,500,000 or 0.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,450,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 2289, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	7/22/04	$ 11,180,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 21,270,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 2,361,257

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,740,838,971)		$ 4,740,838,971
Cash		213,087,580
Receivable for investments sold		37,380,175
Receivable for fund shares sold		71,746,099
Interest receivable		34,850,844
Prepaid expenses		20,051
Other receivables		889,859
Total assets		5,098,813,579

Liabilities
Payable for investments purchased	$ 57,370,858
Payable for fund shares redeemed	54,832,211
Distributions payable	189,909
Accrued management fee	1,525,976
Other affiliated payables	1,039,897
Other payables and accrued expenses	121,926
Total liabilities		115,080,777

Net Assets		$ 4,983,732,802
Net Assets consist of:
Paid in capital		$ 4,982,289,830
Undistributed net investment income		181,475
Accumulated undistributed net realized gain (loss) on investments		1,261,497
Net Assets, for 4,981,150,746 shares outstanding		$ 4,983,732,802
Net Asset Value, offering price and redemption price per share ($4,983,732,802 ÷ 4,981,150,746 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2007

Investment Income
Interest		$ 147,979,900
Income from Fidelity Central Funds		2,361,257
Total income		150,341,157

Expenses
Management fee	$ 16,410,261
Transfer agent fees	5,433,532
Accounting fees and expenses	371,771
Custodian fees and expenses	66,696
Independent trustees' compensation	15,813
Registration fees	121,286
Audit	53,973
Legal	24,316
Miscellaneous	338,734
Total expenses before reductions	22,836,382
Expense reductions	(5,418,780)	17,417,602
Net investment income		132,923,555
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,066,676
Net increase in net assets resulting from operations		$ 133,990,231

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2007	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 132,923,555	$ 80,384,636
Net realized gain (loss)	1,066,676	(93,956)
Net increase in net assets resulting from operations	133,990,231	80,290,680
Distributions to shareholders from net investment income	(132,922,224)	(80,200,937)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	13,561,686,424	10,777,996,713
Reinvestment of distributions	130,909,063	79,319,419
Cost of shares redeemed	(12,876,654,521)	(10,368,698,446)
Net increase (decrease) in net assets and shares resulting from share transactions	815,940,966	488,617,686
Total increase (decrease) in net assets	817,008,973	488,707,429

Net Assets
Beginning of period	4,166,723,829	3,678,016,400
End of period (including undistributed net investment income of $181,475 and distributions in excess of net investment income of $3,787, respectively)	$ 4,983,732,802	$ 4,166,723,829

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.021	.008	.006	.010
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.030	.021	.008	.006	.010
Distributions from net investment income	(.030)	(.021)	(.008)	(.006)	(.010)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	(.030)	(.021)	(.008)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.03%	2.07%	.84%	.58%	1.02%
Ratios to Average Net Assets B, C
Expenses before reductions	.51%	.51%	.51%	.50%	.51%
Expenses net of fee waivers, if any	.51%	.51%	.51%	.50%	.51%
Expenses net of all reductions	.39%	.42%	.49%	.49%	.48%
Net investment income	2.99%	2.07%	.79%	.58%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,983,733	$ 4,166,724	$ 3,678,016	$ 3,262,714	$ 3,262,761

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2007

1. Significant Accounting Policies.

Fidelity Massachusetts Municipal Income Fund (the Income Fund), Fidelity Massachusetts AMT Tax-Free Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 18, 2007, the Board of Trustees of Fidelity Massachusetts AMT Tax-Free Money Market Fund approved the creation of additional classes of shares. The Fund is expected to commence sale of shares of Institutional Class and Service Class and the existing class will be designated Massachusetts AMT Tax-Free Money Market on or about April 25, 2007. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts. The Funds may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Income Fund and the Money Market Funds, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Funds are valued at amortized cost which approximates value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Funds. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 1,812,557,496	$ 49,642,256	$ (4,008,926)	$ 45,633,330
Fidelity Massachusetts AMT Tax-Free Money Market Fund	1,780,303,815	-	-	-
Fidelity Massachusetts Municipal Money Market Fund	4,740,838,971	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Massachusetts Municipal Income Fund	$ 210,455	$ 1,797,908	$ -
Fidelity Massachusetts AMT Tax-Free Money Market Fund	119,873	40,823	-
Fidelity Massachusetts Municipal Money Market Fund	473,243	69,936	-

The tax character of distributions paid was as follows.

January 31, 2007	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Massachusetts Municipal Income Fund	$ 73,900,905	$ -	$ 5,580,754	$ 79,481,659
Fidelity Massachusetts AMT Tax-Free Money Market Fund	49,955,001	-	174,209	50,129,210
Fidelity Massachusetts Municipal Money Market Fund	132,922,224	-	-	132,922,224
January 31, 2006	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Massachusetts Municipal Income Fund	$ 75,076,272	$ -	$ 24,660,494	$ 99,736,766
Fidelity Massachusetts AMT Tax-Free Money Market Fund	26,675,309	-	-	26,675,309
Fidelity Massachusetts Municipal Money Market Fund	80,200,937	-	-	80,200,937

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

2. Operating Policies - continued

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin")equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $298,617,718 and $252,244,857, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.37%

FMR and its affiliates provide Fidelity Massachusetts AMT Tax-Free Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

On March 15, 2007, the Board of Trustees approved an amendment to the Fidelity Massachusetts AMT Tax-Free Money Market Fund's management contract lowering the management fee from .43% to .20% of average net assets. Under the amended management contract, effective April 1, 2007, FMR will pay all other fund-level expenses except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, on March 15, 2007, the Board of Trustees of Fidelity Massachusetts AMT Tax-Free Money Market Fund approved a new expense contract with FMR for the existing class, effective April 1, 2007. Under the expense contract, FMR will pay class-level expenses so that total expenses do not exceed .35% of the class' average net assets with certain exceptions such as interest expense, including commitment fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Fidelity Massachusetts AMT

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Tax-Free Money Market Fund. The Income Fund and Fidelity Massachusetts Municipal Money Market Fund pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.12%

On March 15, 2007, the Board of Trustees of Fidelity Massachusetts AMT Tax-Free Money Market Fund approved a new transfer agent contract with Citibank and a new sub-arrangement with Fidelity Service Company, Inc. (FSC). Effective April 1, 2007, the existing class will pay a transfer agent fee of .10% of average net assets. FSC will pay for typesetting, printing and mailing of shareholder reports, except proxy statements.

Investments in Fidelity Central Funds. The Funds may invest in Fidelity Central Funds. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Massachusetts Municipal Income Fund	$ 4,440

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Massachusetts AMT Tax-Free Money Market Fund	.40%	$ 477,806

Through arrangements with the Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 27,967	$ 532,941	$ -
Fidelity Massachusetts Municipal Money Market Fund	66,696	5,142,310	209,774

In addition, through an arrangement with Fidelity Massachusetts AMT Tax-Free Money Market's fund custodian and transfer agent, $1,330,567 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts Municipal Income Fund, Fidelity Massachusetts AMT Tax-Free Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Massachusetts Municipal Income Fund, Fidelity Massachusetts AMT Tax-Free Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the Funds), funds of Fidelity Massachusetts Municipal Trust, including the schedules of investments, as of January 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Massachusetts Municipal Income Fund, Fidelity Massachusetts AMT Tax-Free Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 15, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-
present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Massachusetts Municipal Money Market and Massachusetts AMT Tax-Free Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Massachusetts Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Christine J. Thompson (48)

Year of Election or Appointment: 1998

Vice President of Massachusetts Municipal Income. Ms. Thompson also serves as Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 1986

Assistant Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax-Free Money Market, and Massachusetts Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Massachusetts Municipal Income Fund	03/05/07	03/02/07	$0.013

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended January 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Massachusetts Municipal Income Fund	$6,103,531
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$324,961
Fidelity Massachusetts Municipal Money Market Fund	$866,502

During fiscal year ended 2007, 100% of each fund's income dividends were free from federal income tax, and 6.95%, 0.00% and 8.54% of Massachusetts Municipal Income, Massachusetts AMT Tax-Free Money Market Fund, and Massachusetts Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

Shareholder Notification:

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	3,741,515,762.76	96.171
Withheld	148,982,091.19	3.829
TOTAL	3,890,497,853.95	100.000
Albert R. Gamper, Jr.
Affirmative	3,741,422,072.85	96.168
Withheld	149,075,781.10	3.832
TOTAL	3,890,497,853.95	100.000
Robert M. Gates
Affirmative	3,735,945,139.14	96.027
Withheld	154,552,714.81	3.973
TOTAL	3,890,497,853.95	100.000
George H. Heilmeier
Affirmative	3,732,781,573.46	95.946
Withheld	157,716,280.49	4.054
TOTAL	3,890,497,853.95	100.000
Edward C. Johnson 3d
Affirmative	3,718,535,372.65	95.580
Withheld	171,962,481.30	4.420
TOTAL	3,890,497,853.95	100.000
Stephen P. Jonas
Affirmative	3,731,074,585.03	95.902
Withheld	159,423,268.92	4.098
TOTAL	3,890,497,853.95	100.000
James H. KeyesB
Affirmative	3,738,992,667.80	96.106
Withheld	151,505,186.15	3.894
TOTAL	3,890,497,853.95	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	3,737,611,290.20	96.070
Withheld	152,886,563.75	3.930
TOTAL	3,890,497,853.95	100.000
Ned C. Lautenbach
Affirmative	3,739,495,494.59	96.119
Withheld	151,002,359.36	3.881
TOTAL	3,890,497,853.95	100.000
William O. McCoy
Affirmative	3,733,408,878.52	95.962
Withheld	157,088,975.43	4.038
TOTAL	3,890,497,853.95	100.000
Robert L. Reynolds
Affirmative	3,730,719,398.40	95.893
Withheld	159,778,455.55	4.107
TOTAL	3,890,497,853.95	100.000
Cornelia M. Small
Affirmative	3,720,365,487.80	95.627
Withheld	170,132,366.15	4.373
TOTAL	3,890,497,853.95	100.000
William S. Stavropoulos
Affirmative	3,734,229,041.46	95.983
Withheld	156,268,812.49	4.017
TOTAL	3,890,497,853.95	100.000
Kenneth L. Wolfe
Affirmative	3,721,105,476.52	95.646
Withheld	169,392,377.43	4.354
TOTAL	3,890,497,853.95	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

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P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
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Selling shares

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P.O. Box 770001
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Attn: Distribution Services
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General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
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Covington, KY 41015

General Correspondence

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P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Maine

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Maryland

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Massachusetts

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Boston, MA

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Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

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Ann Arbor, MI

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Minnesota

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Missouri

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New Jersey

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56 South Street
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3518 Route 1 North
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530 Broad Street
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New York

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North Carolina

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Ohio

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Pennsylvania

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Rhode Island

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Tennessee

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Texas

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Houston, TX

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6560 Fannin Street
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19740 IH 45 North
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Utah

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Virginia

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Washington

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Bellevue, WA

1518 6th Avenue
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Washington, DC

1900 K Street, N.W.
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Wisconsin

595 North Barker Road
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Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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Corporate Headquarters
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Item 2. Code of Ethics

As of the end of the period, January 31, 2007, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Massachusetts AMT Tax-Free Money Market Fund, Fidelity Massachusetts Municipal Income Fund, and Fidelity Massachusetts Municipal Money Market Fund, (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$26,000	$26,000
Fidelity Massachusetts Municipal Income Fund	$44,000	$39,000
Fidelity Massachusetts Municipal Money Market Fund	$29,000	$29,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,700,000	$5,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$0	$0
Fidelity Massachusetts Municipal Income Fund	$0	$0
Fidelity Massachusetts Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$4,200	$3,500
Fidelity Massachusetts Municipal Income Fund	$4,200	$3,700
Fidelity Massachusetts Municipal Money Market Fund	$4,200	$3,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$0	$0
Fidelity Massachusetts Municipal Income Fund	$0	$0
Fidelity Massachusetts Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$180,000	$160,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006, on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2007 and January 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended January 31, 2007 and January 31, 2006, the aggregate fees billed by Deloitte Entities of $730,000A and $425,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$195,000	$175,000
Non-Covered Services	$535,000	$250,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 16, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 16, 2007